INVENTORY	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 – INVENTORY

During the years ended December 31, 2023 and 2022, the Company purchased inventories related to promotional merchandise intended to be sold online. As of December 31, 2023 and 2022, the inventory balance was $18,501 and $0, respectively.